Income Taxes - Schedule of Current and Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current income tax expense:
Federal	$ 530	$ 200
State	63	7
Total current income tax expense	593	207
Deferred income tax expense:
Federal	(46)	(146)
State	48	(4)
Total deferred income tax expense	2	(150)
Total income tax expense (benefit)	$ 595	$ 57